OPERATING LEASE RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING LEASE RIGHT-OF-USE ASSETS
Schedule of Operating lease right-of-use assets

	2020	2019
Facilities	1,584	2,387
Equipment	237	58
Furniture, fixture, and fittings and other	74	202
Total net operating lease right of use	1,895	2,647